Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands		12 Months Ended
	Jun. 28, 2019 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 $ / shares	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares						$ 1.4506	$ 1.2785
Additional information
Share-based compensation expenses allocated from Jimu Parent		¥ 0	¥ (6,884)	¥ 4,534
Restricted share
Additional information
Share-based compensation expenses allocated from Jimu Parent		0	¥ 6	¥ 65
Unrecognized share-based compensation expenses		0
Restricted shares, issued | shares	1,863,043
Jimu Parent
Additional information
Unrecognized share-based compensation expenses		¥ 0
Jimu Parent | Restricted share
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares					$ 0.42